Financial Instruments - Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Beginning balance	£ (1)	£ (1)
Fair value movement gain/(loss)	1		£ (1)
Ending balance		(1)	(1)
USD debt [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	16	2	3
Fair value movement gain/(loss)	(1)	13	(2)
De-Designated	(2)
Exchange gain/(loss)	(1)	1	1
Ending balance	12	16	2
USD debt Related interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	(16)	(2)	(3)
Fair value movement gain/(loss)	1	(13)	2
De-Designated	2
Exchange gain/(loss)	1	(1)	(1)
Ending balance	(12)	(16)	(2)
GBP debt [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance		(14)	(20)
Fair value movement gain/(loss)			6
De-Designated		14
Ending balance			(14)
GBP debt related interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance		14	20
Fair value movement gain/(loss)			(6)
De-Designated		(14)
Ending balance			14
EUR debt [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	(33)	(9)	(26)
Fair value movement gain/(loss)	17	(21)	15
Exchange gain/(loss)	(1)	(3)	2
Ending balance	(17)	(33)	(9)
EUR Debt related interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	32	8	26
Fair value movement gain/(loss)	(16)	21	(16)
Exchange gain/(loss)	1	3	(2)
Ending balance	17	32	8
Total relating to USD, GBP, EUR and CHF debt [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	(17)	(21)	(43)
Fair value movement gain/(loss)	16	(8)	19
De-Designated	(2)	14
Exchange gain/(loss)	(2)	(2)	3
Ending balance	(5)	(17)	(21)
Total related interest rate swaps [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	16	20	43
Fair value movement gain/(loss)	(15)	8	(20)
De-Designated	2	(14)
Exchange gain/(loss)	2	2	(3)
Ending balance	£ 5	£ 16	£ 20